Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Class A [Member]
Temporary Equity, Shares Outstanding	44,106,311
Share Redemption Value | $ / shares	$ 10.00
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Issued	24,893,689
Common Stock, Shares, Outstanding	24,893,689
Common Class B [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	17,250,000
Common Stock, Shares, Outstanding	17,250,000